Financial Instruments (Cash flow hedges) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Summary Of Cash Flow Hedge Activity [Line Items]
Maximum term of hedged forecasted transactions	18 years	19 years
Cash Flow Hedge
Summary Of Cash Flow Hedge Activity [Line Items]
Gain (loss) recognized in AOCI	(546)	909
Gain (loss) reclassified from AOCI into earnings	(878)	448
Pre-tax gain (loss) included in AOCI related to cash flow hedges of forecasted transactions	213
Cash Flow Hedge Gain (Loss) to be Reclassified within Twelve Months	(212)
Cash Flow Hedge | Interest Rate Contract
Summary Of Cash Flow Hedge Activity [Line Items]
Gain (loss) recognized in AOCI	(1)	(26)
Gain (loss) reclassified from AOCI into earnings	(234)	(364)
Cash Flow Hedge | Foreign Exchange Contract
Summary Of Cash Flow Hedge Activity [Line Items]
Gain (loss) recognized in AOCI	(541)	941
Gain (loss) reclassified from AOCI into earnings	(641)	817
Cash Flow Hedge | Commodity Contract
Summary Of Cash Flow Hedge Activity [Line Items]
Gain (loss) recognized in AOCI	(4)	(6)
Gain (loss) reclassified from AOCI into earnings	(3)	(5)